Initial Public Offering (Details) - USD ($)	1 Months Ended			3 Months Ended	4 Months Ended
	Nov. 30, 2020	Nov. 30, 2020	Nov. 24, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Redeemable warrant, description				Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).	Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
PrivatePlacementWarrantMember
Initial Public Offering (Details) [Line Items]
Generating gross proceeds		$ 1,300,000,000
Sale of units (in Shares)				6,000,000	6,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Public offering shares (in Dollars per share)			$ 20,000,000
Additional unit (in Shares)			10.00
Generating gross proceeds	$ 650,000,000		$ 200,000,000
Incurring offering costs	$ 357,500		1,160,000,000
Deferred underwriting commissions			$ 700,000,000
Sale of units (in Shares)	650,000				10,325,000
Deferred underwriting fees	$ 227,500
Private Placement [Member]
Initial Public Offering (Details) [Line Items]
Generating gross proceeds		130,000
Sale of units (in Shares)				6,000,000	6,000,000
UnderwritingAgreementMember
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions	$ 227,500	$ 22,750,000
PrivatePlacementWarrantMember
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)					6,130,000